INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Earnings before income tax	$ 2,189	$ 3,219
Canadian statutory tax rate (percent)	23.60%	23.60%
Income tax at statutory rate	$ 517	$ 760
Tax rate changes and foreign rate differential	(20)	(27)
Changes in estimate and other	(4)	(40)
Permanent items	3	19
Unrecognized tax benefit	(30)	6
Income in equity accounted investee	(53)	(10)
Non-taxable gain on PGI Transaction	0	(260)
Deferred tax transferred due to PGI Transaction	0	(200)
Income tax expense (Note 10)	$ 413	$ 248
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Average effective tax rate	18.90%	7.70%